Stockholders' Equity (Summary Of Restricted Awards) (Details) (Restricted Stock [Member], USD $)	6 Months Ended
Jun. 30, 2011
Restricted Stock [Member]
Granted, Number of Shares	199,413
Outstanding, June 30, 2011, Number of Shares	199,413
Granted, Weighted Average Fair Value Per Share	$ 38.32
Non-vested, Weighted Average Fair Value Per Share, End of Period	$ 38.32